Related Party Transactions - Summary of Amounts of Related Party Transactions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and Due from Banks	$ 447,544,202	$ 462,491,302
Debt Securities at fair value through profit or loss	792,270,323	459,588,993
Derivative Financial Instruments	3,327,780	2,429,223
Repurchase Transactions	115,523,908	395,830,377
Other Financial Assets	55,571,314	45,526,918
Loans and Other Financing	1,243,616,465	1,450,106,105
Other Debt Securities	366,674,973	183,801,002
Total Assets	3,371,637,567	3,268,713,477
Liabilities
Derivative Financial Instruments	1,694,114	1,387,179
Other Financial Liabilities	348,779,269	381,231,576
Financing Received from the Argentine Central Bank and Other Financial Institutions	37,438,244	46,186,834
Debt Securities	67,303,327	54,487,112
Liabilities for Insurance Contracts	5,109,920	6,215,128
Other Non-financial Liabilities	89,552,825	78,355,869
Total Liabilities	2,762,760,009	2,675,628,185
Income (Loss)
Net Income from interest	152,516,334	212,865,195	$ 225,560,470
Net fee Income	117,701,021	112,570,162	107,244,662
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	338,111,511	186,241,440	203,791,823
Other Operating Income (Expense)	90,836,650	69,806,539	65,633,895
Income from Insurance Business	(13,690,731)	(14,317,194)	(15,851,808)
Other Operating Expenses	(125,499,402)	(107,421,205)	(92,487,032)
Operating Income	66,083,580	92,781,004	136,493,541
Related parties
Assets
Cash and Due from Banks	5,048,868	8,357,923
Debt Securities at fair value through profit or loss	4,057,904	1,217,662
Derivative Financial Instruments	1,241,177	660,119
Repurchase Transactions	10,916,515	0
Other Financial Assets	51,720	0
Loans and Other Financing	35,453,589	18,041,984
Other Debt Securities	362,621	244,647
Total Assets	57,132,394	28,522,335
Liabilities
Deposits	7,352,996	9,335,744
Derivative Financial Instruments	1,241,177	660,119
Repurchase Transactions	10,916,515	0
Other Financial Liabilities	74,970	199,199
Financing Received from the Argentine Central Bank and Other Financial Institutions	33,068,323	16,808,004
Debt Securities	4,420,525	1,462,309
Liabilities for Insurance Contracts	4,332	1,724
Other Non-financial Liabilities	53,556	55,236
Total Liabilities	57,132,394	28,522,335
Income (Loss)
Net Income from interest	2,098,935	(1,101,914)	(665,867)
Net fee Income	2,974,406	3,452,512	3,192,339
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	(2,258,171)	660,119	2,658
Other Operating Income (Expense)	2,963,883	3,087,267	3,509,103
Income from Insurance Business	(5,114,755)	(6,037,909)	(5,896,993)
Administrative Expenses	(325,204)	(273,741)	0
Other Operating Expenses	(7,096)	(14,267)	(42,513)
Operating Income	$ 331,998	$ (227,933)	$ 98,727